Related party disclosures	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party disclosures	30 Related party disclosures
The Group has a number of transactions and relationships with related parties, as defined in IAS 24 Related Party Disclosures, all of which are undertaken in the normal course of business. Transactions with CTBAT International Limited (a joint operation) are not included in these disclosures as the results are immaterial to the Group.
Intercompany transactions and balances are eliminated on consolidation and therefore are not disclosed.
Transactions and balances with associates relate mainly to the sale and purchase of cigarettes and tobacco leaf. The Group’s share of dividends from associates, included in other income in the table below, was £559 million (2022: £438 million; 2021: £392 million).

	2023 £m	2022 £m	2021 £m
Transactions
– revenue	523	494	524
– purchases	(178)	(190)	(123)
– other income	560	441	393
– other expenses	(6)	(1)	(6)
Amounts receivable at 31 December	48	51	48
Amounts payable at 31 December	(4)	(4)	(3)
In November 2023, the Group announced the signing of an agreement for a further investment in Organigram. At 31 December 2023, the proposed investment of CAD$125 million (approximately £74 million) was subject to customary conditions, including necessary approvals by the shareholders of Organigram, which was given on 18 January 2024. On 24 January 2024, BAT made the first tranche investment of CAD$42 million (£24 million), acquiring a further 12,893,175 common shares of Organigram at a price of CAD$3.22 per share. Subject to certain conditions, the remaining 25,786,350 shares subscribed for shall be issued at the same price in two further equal tranches by the end of August 2024 and February 2025, respectively. Based on Organigram’s outstanding share capital at the end of 2023, this investment will increase the Group’s equity position from c.19% to c.45% (restricted to 30% voting rights) once all three tranches have been completed.
In addition, as mentioned in note 27, in 2023, the Group also acquired 20% of DeFloria for £8 million and increased its ownership in Steady
State LLC (trading as Open Book Extracts) from 5.76% to 10.8% for £4 million. In October 2023, a further investment of £8 million was made in Steady State LLC by way of a convertible loan note.
During 2023, the Group acquired a further 1.31% in Hrvatski Duhani d.d., at a cost of less than £1 million, following the acquisitions in 2022
(3.3% at a cost of £1 million) and 2021 (2.7% at a cost of £1 million).
In 2022, as mentioned in note 27, the Group made a £32 million investment in exchange for 16% of Sanity Group GmbH and made a non-controlling investment in Steady State LLC for £4 million.
During 2022, the Group increased its ownership of a wholesale producer and distributor operating in the agriculture sector based in Uzbekistan, FE 'Samfruit' JSC to 45.40% for £1 million. In 2021, the Group increased its ownership to 42.61%, for £1 million.
In November 2022, the Group invested in Charlotte's Web via a convertible debenture of £48 million which is currently convertible into a non-controlling equity stake of approximately 19.9% (as explained in note 27(c)).
In 2021, the Group made a capital contribution in Brascuba Cigarrillos S.A. at a cost of £6 million. There was a capital reduction in CTBAT
International Limited of approximately US$171 million with funds remitted prorata to investors in 2021.
On 5 October 2021, PT Bentoel Internasional Investama Tbk (Bentoel) announced its intention to delist from the Indonesia Stock
Exchange and go private by conducting a Voluntary Tender Offer (VTO). As part of this, in two phases in November and December 2021, the Group acquired an additional 0.2% of shares in Bentoel from independent shareholders at a cost of £4 million and terminated the total return swap (as explained in note 32).
As explained in note 15, in 2022 the Group provided a temporary liquidity facility to the main UK pension fund. As at 31 December 2023 this facility was undrawn.
The Group and Organigram also entered into a Product Development Collaboration Agreement following which a Centre of Excellence has been established to focus on developing the next generation of cannabis products with an initial focus on cannabidiol (CBD).
As a result of the implementation of the EU Single-Use Plastic Directive in certain EU countries, the Group, along with other tobacco manufacturers, established Producer Responsibility Organisations for the management of the Extended Producer Responsibility obligations relating to tobacco product butt filter waste collection. The costs incurred by the Group in relation to this waste disposal is included in note 6(l).
The key management personnel of British American Tobacco consist of the members of the Board of Directors of British American
Tobacco p.l.c. and the members of the Management Board. No such person had any material interest during the year in a contract of significance (other than a service contract) with the Company or any subsidiary company. The term key management personnel in this context includes their close family members.

	2023 £m	2022 £m	2021 £m
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	17	19	18
– post-employment benefits	1	1	1
– share-based payments	13	17	16
	31	37	35
The following table, which is not part of IAS 24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chair			Non-Executive Directors			Total
	2023 £'000	2022 £'000	2021 £'000	2023 £'000	2022 £'000	2021 £'000	2023 £'000	2022 £'000	2021 £'000	2023 £'000	2022 £'000	2021 £'000
Salary; fees; benefits; incentives
– salary	1,644	2,129	2,119							1,644	2,129	2,119
– fees				688	670	727	1,059	1,027	1,045	1,747	1,697	1,772
– taxable benefits	395	449	420	17	59	55	31	78	2	443	586	477
– short-term incentives	1,650	3,761	4,128							1,650	3,761	4,128
– long-term incentives	1,371	7,888	3,399							1,371	7,888	3,399
Sub-total	5,060	14,227	10,066	705	729	782	1,090	1,105	1,047	6,855	16,061	11,895
Pension; other emoluments
– pension	248	320	318							248	320	318
– other emoluments	2	6	6							2	6	6
Sub-total	250	326	324							250	326	324
Total emoluments	5,310	14,553	10,390	705	729	782	1,090	1,105	1,047	7,105	16,387	12,219